Directors' Emoluments (Details) - Schedule of directors' emoluments - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Salaries
Salaries	$ 740,996	$ 975,370	$ 1,427,300
Social Welfare
Social Welfare	432	1,055	1,122
Yan Keyan [Member]
Salaries
Salaries	306,466	389,826	739,350
Social Welfare
Social Welfare	432	1,055	1,122
Lixia Tu [Member]
Salaries
Salaries	237,880	232,144	296,100
John Sano [Member]
Salaries
Salaries	10,350	18,600	23,050
Themis Kalapotharakos [Member]
Salaries
Salaries	82,800	148,800	161,350
Matthew Los [Member]
Salaries
Salaries	82,800	148,800	161,350
Zhongmin Zhang [Member]
Salaries
Salaries	10,350	18,600	23,020
Yuet Mei Chan [Member]
Salaries
Salaries	$ 10,350	$ 18,600	$ 23,050